CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 25,051,359	$ 16,574,921	$ 5,236,436
Cost for construction projects	20,706,126	12,823,515	$ 3,791,302
Mechanical ventilation and air conditioning [member]
IfrsStatementLineItems [Line Items]
Revenue	17,163,904	8,497,077
Cost for construction projects	$ 16,936,627	$ 8,497,077